Cover	Sep. 22, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ETHZilla Corporation, formerly 180 Life Sciences Corp. (the “Company”), is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on September 22, 2025 (the “Original Report”), to update the Original Report to correct the fact that the New Convertible Notes, defined below, were not sold on September 22, 2025, but were instead sold on September 23, 2025, to update the date of the Amendment Agreement (defined below) to September 21, 2025, to update certain terms of the Amendment Agreement and New Notes, and to include updated and corrected forms of the New Notes and Amendment Agreement as exhibits hereto. Except for this Explanatory Note, and the amendments and corrections discussed above, this Amendment No. 1 does not otherwise reflect events that occurred after the Original Report was filed.
Document Period End Date	Sep. 22, 2025
Entity File Number	001-38105
Entity Registrant Name	ETHZilla Corporation
Entity Central Index Key	0001690080
Entity Tax Identification Number	90-1890354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2875 South Ocean Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	650
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ETHZ
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ETHZW
Security Exchange Name	NASDAQ